Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment	$ 0	$ 29,626	$ 38,400
Amortization expense	161,900	168,600	183,400
Translation adjustments	5,200	(20,000)
Net carrying amount	892,091	1,028,973
Trade names
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 233,069	$ 246,575
One Reporting Unit | Trade names
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 8,200
Net carrying amount				$ 8,200